Depreciation Included in Property Plant And Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation	$ 253.0	$ 249.7	$ 263.7
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	225.4	221.0	233.6
Selling, General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation	8.2	8.7	8.7
Research Development and Engineering Expenses
Property, Plant and Equipment [Line Items]
Depreciation	$ 19.4	$ 20.0	$ 21.4